Leases (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases [Line Items]
Operating lease expenses	$ 1,087,873	$ 1,092,859
Japan [Member]
Leases [Line Items]
Operating Leases	6.98%
Hong Kong [Member]
Leases [Line Items]
Operating Leases	2.83%